3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Lease Liabilities

Lease Liabilities

ZenaTech leases office and warehouse space in multiple locations under long-term leases with terms ranging from more than 1 years  to 10 years. The following is a summary of these leases and the remaining undiscounted payments by maturity.

Below are tables describing the maturity of the contractual lease and ROU asset as of December 31, 2025.

Maturity analysis
Contractual undiscounted cash flows (CAD)
Less than a year	$1,142,828
One to five years	3,358,418
More than 5 years	83,817
Total undiscounted as of December 31, 2025	$4,585,063

Right of Use (ROU) Asset

Right of Use Asset, net
ROU asset	$4,410,982
Amortization	(323,329)
Total net Right of Use Asset as of December 31, 2025	$4,087,653

Particulars	Year ended December 31, 2025
Depreciation of right-of-use assets	323,329
Interest expense on lease liabilities	76,043
Total cash outflow for leases	333,180

Lease Liability
Current	$921,068
Non-current	3,279,270
Total lease liability as of December 31, 2025	$4,200,338

Below are tables describing the maturity of the contractual lease and ROU asset as of December 31, 2024.

Maturity analysis as of December 31, 2024
Contractual undiscounted cash flows (CAD)
Less than a year	$58,979
One to five years	152,365
More than 5 years	-
Total undiscounted as of December 31, 2024	$211,344

Right of Use (ROU) Asset

Right of Use Asset, net
ROU asset	$279,072
Amortization	(68,512)
Total net Right of Use Asset as of December 31, 2024	$210,560

Lease Liability
Current	$58,979
Non-current	152,365
Total lease liability as of December 31, 2024	$211,344